PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Condensed balance sheets) (Details) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] USD ($)	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY	Dec. 31, 2009 Parent Company [Member] CNY
Current assets:
Cash	$ 12,100	75,382	$ 35,164	219,078	535,783	1,037,239	$ 1,172	7,301	$ 1,424	8,869	8,034	601,040
Restricted cash, current portion	45,593	284,047		2,512
Time deposits with original maturities exceeding three months				50,372						31,470
Amounts due from related parties	193	1,200					66,118	411,919		227,211
Prepayments and other current assets (net of reserve of RMB10,619 and RMB 10,270 (US$1,648) as of December 31, 2011 and 2012, respectively)	10,830	67,472		60,266
Total current assets	136,939	853,133		733,657			67,290	419,220		267,550
Non-current assets:
Investment in subsidiaries							312,238	1,945,280		1,790,931
Total assets	588,310	3,665,220		2,393,446			379,528	2,364,500		2,058,481
Current liabilities:
Short-term bank borrowings							33,000	205,593
Accrued expenses and other liabilities	14,773	92,040		59,097			715	4,453		3,321
Amounts due to subsidiaries	949	5,910					19,722	122,868		120,660
Total current liabilities	137,966	859,533		216,672			53,437	332,914		123,981
Total liabilities	212,729	1,325,310		355,350			53,437	332,914		123,981
Equity:
Ordinary shares (par value of US$0.0001 per share; authorized shares?500,000,000; issued shares?142,353,532 as of December 31, 2011 and 2012; outstanding shares?141,403,597 and 135,487,408 as of December 31, 2011 and 2012, respectively)	17	105		105			17	105		105
Treasury stock (949,935 and 6,866,124 as of December 31, 2011 and 2012, respectively)	(1)	(5)		(1)			(1)	(5)		(1)
Additional paid-in capital	404,086	2,517,496		2,551,877			404,086	2,517,496		2,551,877
Accumulated other comprehensive loss	(2,721)	(16,955)		(17,595)			(2,722)	(16,955)		(17,595)
Accumulated deficit	(75,289)	(469,055)		(599,886)			(75,289)	(469,055)		(599,886)
Total Concord Medical Services Holdings Limited shareholders' equity	326,092	2,031,586		1,934,500			326,091	2,031,586		1,934,500
Total liabilities and equity	$ 588,310	3,665,220		2,393,446			$ 379,528	2,364,500		2,058,481
Ordinary shares:
Ordinary shares, par value per share		0.0001		0.0001				0.0001		0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000			450,000,000	450,000,000	450,000,000	450,000,000
Ordinary shares, shares issued	142,353,532	142,353,532	142,353,532	142,353,532			142,353,532	142,353,532	142,353,532	142,353,532
Ordinary shares, shares outstanding	135,487,408	135,487,408	141,403,597	141,403,597			142,353,532	142,353,532	142,353,532	142,353,532